Other assets	12 Months Ended
Dec. 31, 2020
Other Assets1 [Abstract]
Other assets	Other assets

	2020	2019
	$	$

Low-grade stockpile	28,322	24,153
Reclamation deposits	19,099	6,653
Debt service reserve account (Note 9)	9,805	11,783
Long-term investments	9,354	2,816
Deferred financing costs	5,449	—
Loan receivable, including accrued interest	—	3,984
Other	4,467	226
	76,496	49,615